SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2012
SHORT-TERM AND LONG-TERM LOANS
12.	SHORT-TERM AND LONG-TERM LOANS

	December 31, 2012	December 31, 2011
— Long-term Rand revolving credit facilities (a)	350.1	—
— Short-term Rand credit facilities (b)	142.4	—

Total long-term loans	492.5	—

(a) Long-term Rand revolving credit facilities

Sibanye Gold and GFO (collectively the “Borrowers”) entered into various revolving credit facilities with some of the major South African banks with tenors between three and five years. The purpose of these facilities was to finance capital expenditure, general corporate and working capital requirements and to refinance existing borrowings.

The Borrowers were required to pay a commitment fee of between 0.65% and 0.90% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable either quarterly or semi-annually in arrears.

In summary the facilities were:

—	a R1.0 billion ($116.7 million) revolving credit facility entered into on December 9, 2009 and maturing on June 30, 2013 at JIBAR plus 3.00%;

—	a R500.0 million ($58.3 million) revolving credit facility entered into on March 8, 2010 and maturing on March 10, 2013 at JIBAR plus 2.85%;

—

a R1.5 billion ($175.0 million) revolving credit facility entered into on May 6, 2009 and maturing on June 10, 2014 at JIBAR plus 2.95%. This facility was cancelled and replaced with a new R2.0 billion ($233.4 million) revolving credit facility on December 15, 2011 as detailed below; and

—	a R2.0 billion ($233.4 million) revolving credit facility entered into on December 15, 2011 and maturing on December 19, 2016 at JIBAR plus 1.95%.

Borrowings under these facilities were guaranteed by Gold Fields and certain of its subsidiaries: Gold Fields Holdings Company (BVI) Limited (“GF Holdings”), GFO, Gold Fields Orogen Holding (BVI) Limited (“Orogen”), Newshelf and Sibanye Gold.

These facilities were unutilised during the year ended December 31, 2011.

On various dates during 2012, Sibanye Gold drew down amounts totalling R2.0 billion ($244.3 million) under the R2.0 billion revolving credit facility. On October 24, 2012, Sibanye Gold drew down R500.0 million ($61.0 million) under the R500.0 million revolving credit facility. On November 16, 2012, Sibanye Gold drew down a further R500.0 million ($61.0 million) under the R1.0 billion revolving credit facility.

The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were R3.0 billion ($350.1 million) and at December 31, 2011 Rnil ($nil).

Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below. These facilities were also cancelled on February 18, 2013.

	December 31, 2012	December 31, 2011
Opening balance	—	—
Loan advanced	366.3	—
Translation	(16.2)	—

Closing balance	350.1	—

(b) Short-term Rand credit facilities

Sibanye Gold utilised uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements at KDC and Beatrix. The total draw downs were $149.0 million and $55.4 million, respectively, during the years ended December 31, 2012 and December 31, 2011. The total repayments were $nil and $55.4 million, respectively, during the years ended December 31, 2012 and December 31, 2011.

The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were $142.4 million and at December 31, 2011 $nil.

Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below.

These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities were guaranteed by Gold Fields.

	December 31, 2012	December 31, 2011
Opening balance	—	—
Loan repaid	—	(55.4)
Loan advanced	149.0	55.4
Translation	(6.6)	—

Closing balance	142.4	—

(c) Rand bridge loan facilities

On November 28, 2012, Sibanye Gold entered into a R6.0 billion ($700.1 million) term loan and revolving credit facilities reducing to R5.0 billion ($583.4 million) as detailed below. The facilities comprise of a R2.0 billion ($233.4 million) revolving credit facility and a R4.0 billion ($466.7 million) term loan facility. The available revolving credit facility amount will reduce from R2.0 billion ($233.4 million) to R1.5 billion ($175.0 million) on the earliest of the date on which Sibanye Gold’s Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-off, being February 18, 2014. Similarly, the term loan facility amount will reduce from R4.0 billion ($466.7 million) to R3.5 billion ($408.3 million) on the earliest of the date on which Sibanye Gold’s Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-off, being February 18, 2014. The final maturity date of the facilities is 18 months after the Spin-off date of February 18, 2013.

The purpose of the Rand bridge loan facilities is to refinance Sibanye Gold’s debt as detailed above under the Long-term Rand revolving credit facilities and the Short-term Rand credit facilities on Spin-off, with the balance of the Rand bridge loan facilities to be used to fund Sibanye Gold’s on-going capital expenditure, working capital and general corporate expenditure requirements.

Sibanye Gold has ceded all of its rights, title and interest in and to the Indemnity Agreement in favour of the lenders of the Rand bridge loan facility, jointly and severally, as security for its obligations under the facilities. The Indemnity Agreement is discussed in (d)(i) below. Sibanye Gold must lodge and register a security package for its obligations under the Rand bridge loan facilities within six months from the Spin-off if it is not released as a guarantor under the Notes (refer (d)(i)) at such point in time.

The Rand bridge loan facilities bear interest at JIBAR plus a margin of 3.00% per annum for 12 months after the Spin-off and 3.50% per annum for the last six months of the facilities. If Sibanye Gold is not released as a guarantor under the Notes within six months from the Spin-off, the margin will increase to 3.25% per annum for the six to 12 months period after Spin-off and 3.75% per annum for the last six months of the facilities. Sibanye Gold is required to pay a quarterly commitment fee of 35% of the applicable margin per annum calculated on the undrawn portion of the facilities.

The facility was undrawn at December 31, 2012.

Subsequent to year end, on February 18, 2013, the Long-term Rand revolving credit facilities and the Short-term Rand credit facilities were refinanced by drawing down under these facilities.

(d) Borrowings guaranteed by Sibanye Gold

Sibanye Gold has not drawn from the following debt facilities but serves as guarantor for these facilities at December 31, 2012:

(i) $1 billion notes issue

On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes due on October 7, 2020 (“the Notes”). The interest is due and payable semi-annually on April 7 and October 7 in arrears. The payment of all amounts due in respect of the Notes is unconditionally and irrevocably guaranteed by Gold Fields, Sibanye Gold, GFO and GF Holdings (collectively “the Guarantors”), on a joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment among themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively.

An indemnity agreement (“the Indemnity Agreement”) has been entered into between the Guarantors, pursuant to which the Guarantors (other than Sibanye Gold) hold Sibanye Gold harmless from and against any and all liabilities and expenses which may be incurred by Sibanye Gold under or in connection with the Notes, including any payment obligations by Sibanye Gold to the noteholders or the trustee of the Notes pursuant to the guarantee of the Notes, all on the terms and subject to the conditions contained therein. The Indemnity Agreement will remain in place for as long as Sibanye Gold’s guarantee obligations under the Notes remain in place.

(ii) $1 billion syndicated revolving credit facility

On June 20, 2011, Sibanye Gold, Orogen and GFO entered into a $1 billion syndicated revolving loan facility with an option to increase the facility to $1.1 billion within six months from signing date. The option to increase the facility to $1.1 billion was not exercised. The purpose of the facility was to refinance an existing facility, for general corporate purposes and working capital. The final maturity date of this facility was June 20, 2016.

The facility bore interest at LIBOR plus a margin of 1.20% per annum. Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations. Such utilisation fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.42% per annum.

Orogen was the only entity that has drawn down under this facility during December 31, 2011 and 2012.

The outstanding borrowings of Orogen under this facility at December 31, 2012 was $666.0 million and at December 31, 2011 $220 million.

Borrowings under the syndicated revolving loan facility were guaranteed by Gold Fields, Sibanye Gold, GF Holdings, Orogen, Newshelf and GFO.

Subsequent to year end, on February 15, 2013, this facility was refinanced by Gold Fields by drawing down under their new facilities. Sibanye Gold was released as guarantor after the facility was cancelled on February 15, 2013.

(iii) $500 million syndicated revolving credit facility

On April 17, 2012, Sibanye Gold, Orogen and GFO entered into a $500 million syndicated revolving credit facility. The purpose of the facility was to refinance existing facilities, for general corporate purposes and working capital. The final maturity date of this facility was April 17, 2017.

The facility bore interest at LIBOR plus a margin of 1.60% per annum. Where the utilisation under the facility was less than or equal to 33 1/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.60% per annum would be payable on the amount of utilisations. Such utilisation fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.56% per annum.

Orogen was the only entity that has drawn down under this facility during December 31, 2011 and 2012.

The outstanding borrowings of Orogen under this facility at December 31, 2012 were $104.0 million.

Borrowings under the syndicated revolving loan facility were guaranteed by Gold Fields, Sibanye Gold, GF Holdings, Orogen, Newshelf and GFO.

Subsequent to year end, on February 15, 2013, this facility was refinanced by Gold Fields by drawing down under their new facilities. Sibanye Gold was released as guarantor after the facility was also cancelled on February 15, 2013.

(e) Debt maturity

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2012 is tabulated below:

Maturity	December 31, 2012	December 31, 2011
later than one year and not later than two years	492.5	—

	492.5	—

$259 million of the $492.5 million has been reclassified to long term at December 31, 2012, even though they are considered short term under the Long-term Rand revolving credit facilities(a) and Short-term Rand facilities(b) as the Group had the ability to refinance these facilities as detailed in the Rand bridge loan facilities (c) prior to the issuance of the financial statements. The facilities were refinanced on February 18, 2012 (refer to note 24).

(f) Summary of guaranteed facilities

		December 31, 2012
		Total facilities	Utilised by		Total unutilised
			Sibanye Gold	Gold Fields[1]
Long-term Rand revolving credit facilities	(a)	408.4	350.1	—	58.3
$1 billion notes issue	(d)(i)	1,000.0	n/a	1,000.0	—
$1 billion syndicated revolving credit facility	(d)(ii)	1,000.0	—	666.0	334.0
$500 million syndicated revolving credit facility	(d)(iii)	500.0	—	104.0	396.0

		2,908.4	350.1	1,770.0	788.3

		December 31, 2011
		Total facilities	Utilised by		Total unutilised
			Sibanye Gold	Gold Fields[1]
Split-tenor revolving credit facility		500.0	—	500.0	—
Long-term rand revolving credit facilities	(a)	430.5	—	—	430.5
$1 billion notes issue	(d)(i)	1,000.0	n/a	1,000.0	—
$1 billion syndicated revolving credit facility	(d)(ii)	1,000.0	—	220.0	780.0

		2,930.5	—	1,720.0	1,210.5

[1]	Gold Fields group excluding Sibanye Gold and its subsidiaries
n/a	Not available to the Group